Significant Accounting Policies (Reconciliation of Total Cash, Restricted Cash and Equivalents (Detail) - USD ($) $ in Millions		Mar. 31, 2019	Dec. 31, 2018		Mar. 31, 2018		Dec. 31, 2017
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		$ 422	$ 268	[1]	$ 189		$ 120
Restricted cash and equivalents	[2]	205	123		145		65
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		627	391		334		185
Virginia Electric and Power Company
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		14	29	[3]	6		14
Restricted cash and equivalents	[2]	9	9		10		10
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		23	38		16		24
Dominion Energy Gas Holdings, LLC
Cash Cash Equivalents And Restricted Cash [Line Items]
Cash and cash equivalents		143	99	[4]	38	[5]	18	[5]
Restricted cash and equivalents	[2]	62	90		127		39
Cash, restricted cash and equivalents shown in the Consolidated Statements of Cash Flows		$ 209	$ 198		$ 165		$ 57

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[2]	Restricted cash and equivalent balances are presented within other current assets in the Companies’ Consolidated Balance Sheets.
[3]	Virginia Power’s Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[4]	Dominion Energy Gas’ Consolidated Balance Sheet at December 31, 2018 has been derived from the audited Consolidated Balance Sheet at that date.
[5]	At March 31, 2019, March 31, 2018, December 31, 2018 and December 31, 2017, Dominion Energy Gas had $4 million, $4 million, $9 million and $3 million of cash and cash equivalents included in current assets of discontinued operations, respectively.